LEASE ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Right-Of-Use Assets	Right-of-use assets

	As of December 31,
	2025	2024
Carrying amounts
Land and buildings	$26,645	$35,171
Others	258	132
	$26,903	$35,303

	For the Year Ended December 31
	2025	2024	2023
Additions to right-of-use assets	$13,579	$27,150	$23,146

Depreciation expenses of right-of-use assets
Land and buildings	$13,335	$13,821	$12,639
Others	317	325	374
	$13,652	$14,146	$13,013

Schedule of Lease Liabilities	Lease liabilities

	As of December 31,
	2025	2024
Lease liabilities	$27,308	$36,412

Current	$10,025	$9,446
Non-current	17,283	26,966
	$27,308	$36,412

Discount rates	1.20%-11.00%	1.20%-11.50%

Schedule of Other Lease Information	Other lease information

	For the Year Ended December 31
	2025	2024	2023
Expenses relating to short-term leases and low-value asset leases	$4,511	$4,449	$2,800

Total cash outflows for leases	$(18,645)	$(18,710)	$(16,002)